Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables [Abstract]
Trade and Other Payables
	Consolidated
	30 June 2023	30 June 2022
	US$'000	US$'000

Current liabilities
Trade payables	11,544	13,230
Other payables	-	197
Employment tax payables	2,207	-
Accrued expenses	2,893	5,386

	16,644	18,813